Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments for Account Hedging and for Trading Purposes (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Fair Value	$ 1,112,806	$ 1,095,154
Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	1,112,806	1,095,154
Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	322,241	333,482
Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	298,415	290,288
Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	489,718	468,928
Derivative Financial Instruments Liabilities [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	1,493	86
Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	939	2,370
Up to three months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	12,105,990	29,408,668
Up to three months [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,204,893	14,638,229
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,406,262	9,023,102
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	658,937	109,275
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,111,787	5,481,548
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	11,540	6,675
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	16,367	17,629
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	19,075,602	31,455,855
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,485,765	15,112,396
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	550,427	5,821,573
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,035,357	414,355
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,826,465	8,843,640
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	35,344	7,369
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	38,172	25,459
More than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	71,663,232	51,833,402
More than 1 year [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Notional value	29,816,966	24,350,781
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	113,872	807,071
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,169,546	2,822,789
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	26,522,433	20,720,506
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 11,115	$ 415